Nature Of Business And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Nature Of Business And Basis Of Presentation [Abstract]
Nature Of Business And Basis Of Presentation

NOTE A – NATURE OF BUSINESS AND BASIS OF PRESENTATION

NeoGenomics, Inc., a Nevada corporation (the "Parent" or the "Parent Company"), and its subsidiary, NeoGenomics Laboratories, Inc., a Florida corporation ("NEO", "NeoGenomics Laboratories" or the "Subsidiary") (collectively referred to as "we", "us", "our", "NeoGenomics", or the "Company"), operates as a certified "high complexity" clinical laboratory in accordance with the federal government's Clinical Laboratory Improvement Act, as amended ("CLIA"), and is dedicated to the delivery of clinical diagnostic services to pathologists, oncologists, urologists, hospitals, and other laboratories throughout the United States.

The accompanying consolidated financial statements include the accounts of the Parent and the Subsidiary. All significant intercompany accounts and balances have been eliminated in consolidation.

Certain amounts in the prior year's consolidated financial statements have been reclassified to conform to the current year presentation.